Meridian Hedged Equity Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
Common Stocks - 129.3%
Communication Services - 13.9%
Diversified Telecommunication Services - 0.5%
Starry, Inc. Acquisition Date: 3/28/22, Cost $1,250,003[1,2]	166,667	$1,500
Verizon Communications, Inc.	5,892	229,140
		230,640
Entertainment - 5.0%
Live Nation Entertainment, Inc.[2,3]	26,300	1,841,000
Madison Square Garden Entertainment Corp.[2,4]	4,977	293,992
Walt Disney Co. (The)[2]	3,546	355,061
		2,490,053
Interactive Media & Services - 5.9%
Alphabet, Inc. Class C2,3	18,400	1,913,600
IAC, Inc.[2]	4,170	215,172
Pinterest, Inc. Class A2,3	30,700	837,189
		2,965,961
Media - 2.5%
Boston Omaha Corp. Class A2	9,662	228,699
Liberty Broadband Corp. Class C2	7,553	617,080
Liberty Media Corp.-Liberty SiriusXM Class A2	12,951	363,794
Liberty Media Corp.-Liberty SiriusXM Class C2	799	22,364
		1,231,937
Total Communication Services		6,918,591
Consumer Discretionary - 24.4%
Automobiles - 7.2%
Rivian Automotive, Inc. Class A2,3	232,370	3,597,088
Broadline Retail - 1.6%
Amazon.com, Inc.[2]	7,494	774,055
Distributors - 2.0%
Pool Corp.[3]	2,900	993,076
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A2,3	9,800	1,219,120
Specialty Retail - 7.2%
Advance Auto Parts, Inc.	1,717	208,804
Home Depot, Inc. (The)	1,148	338,798
Lowe's Cos., Inc.	1,853	370,544
Sally Beauty Holdings, Inc.[2,3]	170,000	2,648,600
		3,566,746
Textiles, Apparel & Luxury Goods - 4.0%
Levi Strauss & Co. Class A3	89,000	1,622,470
	Shares	Value
NIKE, Inc. Class B	3,025	$370,986
		1,993,456
Total Consumer Discretionary		12,143,541
Consumer Staples - 18.4%
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	773	384,081
Target Corp.	2,234	370,017
		754,098
Food Products - 13.1%
Dole Plc[4]	32,645	383,252
Lamb Weston Holdings, Inc.[3]	58,500	6,114,420
		6,497,672
Personal Care Products - 3.8%
Coty, Inc. Class A2,3	158,000	1,905,480
Total Consumer Staples		9,157,250
Financials - 15.3%
Banks - 6.8%
Bank of America Corp.[3]	23,900	683,540
Citigroup, Inc.[3]	24,100	1,130,049
JPMorgan Chase & Co.	4,000	521,240
U.S. Bancorp	17,777	640,861
Wells Fargo & Co.[3]	11,700	437,346
		3,413,036
Capital Markets - 4.8%
Blue Owl Capital, Inc.[3]	72,000	797,760
Charles Schwab Corp. (The)[3]	12,200	639,036
Intercontinental Exchange, Inc.	6,664	694,989
S&P Global, Inc.	690	237,891
		2,369,676
Financial Services - 3.7%
PayPal Holdings, Inc.[2,3]	12,460	946,212
Visa, Inc. Class A	3,911	881,774
		1,827,986
Total Financials		7,610,698
Health Care - 7.8%
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc.[2,3]	7,300	2,439,222
Health Care Providers & Services - 2.3%
Laboratory Corp. of America Holdings[3]	5,100	1,170,042
Pharmaceuticals - 0.6%
Johnson & Johnson	1,775	275,125
Total Health Care		3,884,389
Industrials - 14.5%
Aerospace & Defense - 8.4%
Boeing Co. (The)[2]	1,195	253,854

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Maxar Technologies, Inc.[3]	77,000	$3,931,620
		4,185,474
Commercial Services & Supplies - 3.6%
ACV Auctions, Inc. Class A2,4	26,594	343,329
GFL Environmental, Inc. (Canada)	17,526	603,595
Ritchie Bros. Auctioneers, Inc. (Canada)[3]	14,500	816,205
		1,763,129
Professional Services - 2.5%
Alight, Inc. Class A2	27,247	250,945
CACI International, Inc. Class A2	840	248,875
CoStar Group, Inc.[2,3]	8,100	557,685
Dun & Bradstreet Holdings, Inc.	17,376	203,994
		1,261,499
Total Industrials		7,210,102
Information Technology - 25.1%
IT Services - 1.3%
Twilio, Inc. Class A2,3	9,700	646,311
Semiconductors & Semiconductor Equipment - 6.3%
Allegro MicroSystems, Inc. (Japan)[2]	6,690	321,053
GLOBALFOUNDRIES, Inc.[2]	4,200	303,156
NVIDIA Corp.[3]	5,953	1,653,565
QUALCOMM, Inc.[3]	6,800	867,544
		3,145,318
Software - 15.7%
Alkami Technology, Inc.[2]	15,037	190,368
Microsoft Corp.	3,849	1,109,667
Salesforce, Inc.[2,3]	3,229	645,090
ServiceNow, Inc.[2,3]	3,500	1,626,520
Splunk, Inc.[2,3]	11,800	1,131,384
Workday, Inc. Class A2,3	6,300	1,301,202
Zoom Video Communications, Inc. Class A2,3	24,300	1,794,312
		7,798,543
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	5,388	888,481
Total Information Technology		12,478,653
Materials - 2.3%
Chemicals - 2.3%
Huntsman Corp.[3]	43,000	1,176,480
Total Materials		1,176,480
Real Estate - 6.0%
Office REITs - 0.7%
Alexandria Real Estate Equities, Inc.	2,549	320,129
Real Estate Management & Development - 3.5%
DigitalBridge Group, Inc.[3]	146,000	1,750,540
	Shares	Value
Specialized REITs - 1.8%
American Tower Corp.	1,721	$351,669
Equinix, Inc.	772	556,643
		908,312
Total Real Estate		2,978,981
Utilities - 1.6%
Independent Power & Renewable Electricity Producers - 1.6%
Vistra Corp.	33,609	806,616
Total Utilities		806,616
Total Common Stocks - 129.3% (Cost $60,118,905)		64,365,301
Warrants - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Granite Ridge Resources, Inc., Strike Price $11.50, Expires 9/25/28[2]	4,325	2,768
Total Energy		2,768
Total Warrants - 0.0% (Cost $3,409)		2,768
Shares/ Principal Amount
Short-Term Investments - 0.6%[5]
Repurchase Agreements - 0.6%
Bank of America Securities, Inc., dated 3/31/23, due 4/3/23, 4.83% total to be received $18,646 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 3.00%, 11/1/49 - 2/1/51, totaling $19,011)	$18,638	18,638

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $250,100 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.38%, 4/6/23 - 2/20/53, totaling $255,000)	$250,000	$250,000
Total Repurchase Agreements (Cost $268,638)		268,638
Total Short-Term Investments - 0.6% (Cost $268,638)		268,638
Total Investments - 129.9% (Cost $60,390,952)		64,636,707
Liabilities in Excess of Other Assets - (29.9)%		(14,863,430)
Net Assets - 100.0%		$49,773,277
Value
Call Options Written - (42.3)%
Total Call Options Written - (42.3)% (Premium received $(18,087,321))	$(21,063,825)

Plc—Public Limited Company
[1]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,500 and represents 0.00% of net assets.
[2]	Non-income producing securities.
[3]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[4]	All or portion of this security is on loan at March 31, 2023. Total value of such securities at period-end amounts to $897,948 and represents 1.80% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Alphabet, Inc. Class C	90.00	6/16/23	63	$655,200	$(167,291)	$(105,525)
Citigroup, Inc.	40.00	6/16/23	241	1,130,049	(300,086)	(177,135)
Pinterest, Inc. Class A	10.00	6/16/23	107	291,789	(144,231)	(187,785)
Workday, Inc. Class A	120.00	6/16/23	63	1,301,202	(330,178)	(529,137)
CoStar Group, Inc.	65.00	7/21/23	81	557,685	(125,331)	(62,370)
ServiceNow, Inc.	250.00	8/18/23	10	464,720	(155,424)	(223,200)
DigitalBridge Group, Inc.	10.00	10/20/23	1,460	1,750,540	(627,290)	(584,000)
Pool Corp.	270.00	12/15/23	29	993,076	(300,894)	(269,990)
Ritchie Bros. Auctioneers, Inc. (Canada)	48.92	12/15/23	145	816,205	(190,653)	(185,600)
Airbnb, Inc. Class A	65.00	1/19/24	98	1,219,120	(515,960)	(631,120)
Align Technology, Inc.	120.00	1/19/24	73	2,439,222	(733,917)	(1,637,390)
Bank of America Corp.	25.00	1/19/24	239	683,540	(228,501)	(137,425)
Blue Owl Capital, Inc.	7.50	1/19/24	720	797,760	(225,431)	(309,600)
Coty, Inc. Class A	7.00	1/19/24	1,580	1,905,480	(764,267)	(869,000)
Huntsman Corp.	25.00	1/19/24	430	1,176,480	(344,784)	(202,100)
Laboratory Corp. of America Holdings	210.00	1/19/24	51	1,170,042	(266,264)	(194,310)
Lamb Weston Holdings, Inc.	45.00	1/19/24	585	6,114,420	(994,441)	(3,691,350)
Levi Strauss & Co. Class A	20.00	1/19/24	890	1,622,470	(612,832)	(144,180)
Live Nation Entertainment, Inc.	50.00	1/19/24	263	1,841,000	(865,997)	(660,130)
Maxar Technologies, Inc.	17.50	1/19/24	770	3,931,620	(957,646)	(2,664,200)
PayPal Holdings, Inc.	60.00	1/19/24	93	706,242	(241,378)	(199,950)
Pinterest, Inc. Class A	10.00	1/19/24	200	545,400	(190,320)	(362,000)
QUALCOMM, Inc.	125.00	1/19/24	68	867,544	(166,543)	(126,140)
Salesforce, Inc.	110.00	1/19/24	15	299,670	(74,987)	(146,175)
Sally Beauty Holdings, Inc.	12.50	1/19/24	1,700	2,648,600	(1,342,714)	(850,000)
ServiceNow, Inc.	300.00	1/19/24	9	418,248	(163,866)	(171,090)
Splunk, Inc.	90.00	1/19/24	118	1,131,384	(440,686)	(237,770)
Twilio, Inc. Class A	70.00	1/19/24	97	646,311	(485,616)	(126,585)
Zoom Video Communications, Inc. Class A	70.00	1/19/24	243	1,794,312	(1,253,662)	(399,735)
Alphabet, Inc. Class C	68.00	6/21/24	58	603,200	(182,094)	(261,000)
Charles Schwab Corp. (The)	27.50	6/21/24	122	639,036	(406,057)	(344,040)
NVIDIA Corp.	125.00	6/21/24	26	722,202	(153,216)	(439,400)
Rivian Automotive, Inc. Class A	5.00	6/21/24	2,282	3,532,536	(3,261,407)	(2,578,660)
Alphabet, Inc. Class C	70.00	1/17/25	63	655,200	(203,645)	(289,800)
Salesforce, Inc.	110.00	1/17/25	17	339,626	(99,945)	(178,245)
ServiceNow, Inc.	300.00	1/17/25	16	743,552	(251,749)	(343,520)
Wells Fargo & Co.	32.50	1/17/25	116	433,608	(150,707)	(114,492)
NVIDIA Corp.	135.00	6/20/25	26	722,202	(167,311)	(429,676)
				Total	$(18,087,321)	$(21,063,825)

Meridian Funds	4	www.arrowmarkpartners.com/meridian/